Income Taxes (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowance
Provision for income tax	159,261	212,377	497,058	513,589	643,995	670,497
Current tax provision	155,214				646,131	720,323
Deferred tax benefit	$ 4,047		$ (31,758)	$ 15,378	$ (2,136)	$ (49,826)